Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 209,940,097	$ 172,131,833
Less: Employee contributions receivable	853,630	683,490
Net assets available for benefits per the Form 5500	$ 209,086,467	$ 171,448,343